Ordinary Shares	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Ordinary Shares
13.	ORDINARY SHARES

In 2016, 2017 and 2018, 5,197,032, 9,476,874 and 10,122,318 ordinary shares were issued in connection with the exercise of options and vesting of restricted share units previously granted to employees, executives and consultants under the Company’s share incentive plans (see Note 14), respectively.

In May 2018, 5,328,853 ordinary shares were issued as part of consideration for the acquisition of Tantan. See Note 3.

As of December 31, 2018, there were 333,512,014 Class A ordinary shares and 80,364,466 Class B ordinary shares issued and outstanding, par value $0.0001 per share.